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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment            [_] Amendment Number: __________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.    New York, NY     February 14, 2013
-------------------------   --------------   ------------------
      (Signature)           (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 9
Form 13F Information Table Value Total: 481,111 (thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

Column 1                  Column 2    Column 3   Column 4          Column 5           Column 6  Column 7        Column 8
--------               -------------- --------- ---------- ------------------------- ---------- -------- ----------------------
                                                                                                            Voting Authority
                                                  Value     Shrs or                  Investment  Other   ----------------------
Name of Issuer         Title of Class  Cusip    (X $1,000)  prn amt  SH/PRN Put/Call Discretion Managers   Sole    Shared  None
--------------         -------------- --------- ---------- --------- ------ -------- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA)
  LTD                   USD UNRS SHS  G10082140      2,908    90,385   SH               SOLE                90,385       0    0
ENERGY XXI (BERMUDA)
  LTD                   USD UNRS SHS  G10082140     13,029   405,000   SH              SHARED                    0 405,000    0
DELPHI AUTOMOTIVE PLC   SHS           G27823106     74,581 1,949,817   SH               SOLE             1,949,817       0    0
ASBURY AUTOMOTIVE
  GROUP INC             COM           043436104    100,506 3,137,873   SH               SOLE             3,137,873       0    0
DINEEQUITY INC          COM           254423106    157,608 2,352,356   SH               SOLE             2,352,356       0    0
FUTUREFUEL
  CORPORATION           COM           36116M106     31,074 2,624,522   SH               SOLE             2,624,522       0    0
PVH CORP                COM           693656100     84,224   758,708   SH               SOLE               758,708       0    0
SCHOOL SPECIALTY INC    COM           807863105      2,740 2,884,499   SH               SOLE             2,884,499       0    0
SUNSTONE HOTEL INVS
  INC NEW               COM           867892101     14,441 1,348,401   SH               SOLE             1,348,401       0    0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.